Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Supplemental Balance Sheet Information [Abstract]
Right-of-use assets(“ROU”), net	$ 3,177,674	$ 3,474,737
Operating lease ROU	3,126,045	3,406,861
Finance lease ROU	51,629	67,876
Lease liabilities - current	223,543	218,578
Current operating lease obligation	207,904	203,347
Current finance lease obligation	15,639	15,231
Lease liabilities – non-current	187,355	456,933
Non-current operating lease obligation	160,161	413,871
Non-current finance lease obligation	27,194	43,062
Total lease obligation	$ 410,898	$ 675,511